DEFERRED INITIAL PUBLIC OFFERING (“IPO”) COSTS	12 Months Ended
Sep. 30, 2024
Deferred Initial Public Offering Ipo Costs
DEFERRED INITIAL PUBLIC OFFERING (“IPO”) COSTS

NOTE 9 – DEFERRED INITIAL PUBLIC OFFERING (“IPO”) COSTS

Deferred initial public offering (“IPO”) costs consist of the following:

	September 30, 2024	September 30, 2023
Underwriting fee	$-	$80,000
Nasdaq filing fee	-	5,000
FINRA filing fee	-	2,750
Total	$-	$87,750

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)